Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2025
Contingencies And Commitments [Abstract]
Summary of Non-Cancelable Purchase Obligations
The Group has entered into non-cancelable contracts which mainly pertain to purchase of data processing and technology platform infrastructure services, the commitments for which are summarized below.

	Payments due by period
	Total	Less than 1 year	1 to 5 years
(in $ millions)	$	$	$
Non-cancelable purchase obligations	494	104	390